Schedule of Investments - InfraCap MLP ETF

July 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 135.7%
Energy - 135.7%
Cheniere Energy Partners LP(1)(2)	441,786	$22,818,247
Cheniere Energy, Inc.(1)(2)	31,087	5,031,742
Crestwood Equity Partners LP(1)	811,297	23,633,082
Delek Logistics Partners LP	53,334	2,539,765
Energy Transfer LP(1)(2)	4,202,443	55,850,467
EnLink Midstream LLC*(1)	2,413,650	27,998,340
Enterprise Products Partners LP(1)(2)	2,086,289	55,307,521
Genesis Energy LP(1)	736,272	7,208,103
Hess Midstream LP Class A	366,164	11,420,655
Holly Energy Partners LP(1)	294,662	5,745,909
Kinder Morgan, Inc.(2)	55,259	978,637
Magellan Midstream Partners LP(1)(2)	405,800	26,892,366
MPLX LP(1)(2)	1,167,570	41,460,411
New Fortress Energy, Inc.(2)	118,365	3,379,321
NuStar Energy LP(1)(2)	1,941,126	34,882,034
Plains All American Pipeline LP(1)(2)	4,066,346	60,507,229
Targa Resources Corp.(2)	3,122	255,973
Western Midstream Partners LP(1)(2)	1,410,405	39,872,149
Williams Cos., Inc. (The)(2)	22,672	781,050
Total Energy		426,563,001
Total Common Stocks
(Cost $297,565,268)		426,563,001

PREFERRED STOCKS - 0.4%

Energy - 0.4%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	900	16,119
Crestwood Equity Partners LP, 9.25%	141,379	1,311,997
NuStar Energy LP, Series B, 11.15%	992	24,086
Total Energy		1,352,202
Total Preferred Stocks
(Cost $1,354,606)		1,352,202

TOTAL INVESTMENTS - 136.1%
(Cost $298,919,874)		427,915,203
Liabilities in Excess of Other Assets - (36.1)%		(113,520,481)
Net Assets - 100.0%		$314,394,722

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS - (0.3)%

Written Call Options
Cheniere Energy Partners LP, Expires 09/15/23, Strike Price $50.00	(10,000)	(100)	$(19,750)
Cheniere Energy, Inc., Expires 08/18/23, Strike Price $165.00	(25,000)	(250)	(61,250)
Cheniere Energy, Inc., Expires 09/15/23, Strike Price $170.00	(25,000)	(250)	(69,000)
Energy Transfer LP, Expires 08/04/23, Strike Price $13.50	(2,000)	(20)	(100)
Energy Transfer LP, Expires 08/11/23, Strike Price $13.00	(10,000)	(100)	(3,700)
Energy Transfer LP, Expires 10/20/23, Strike Price $14.00	(101,000)	(1,010)	(12,120)
Enterprise Products Partners LP, Expires 08/25/23, Strike Price $27.00	(112,000)	(1,120)	(17,920)
Enterprise Products Partners LP, Expires 09/01/23, Strike Price $27.00	(113,000)	(1,130)	(24,860)
Enterprise Products Partners LP, Expires 09/15/23, Strike Price $27.00	(101,000)	(1,010)	(30,300)
Kinder Morgan, Inc., Expires 09/15/23, Strike Price $18.00	(70,000)	(700)	(23,100)
MPLX LP, Expires 09/15/23, Strike Price $36.00	(100,000)	(1,000)	(15,000)
New Fortress Energy, Inc., Expires 09/15/23, Strike Price $35.00	(7,500)	(75)	(3,375)
New Fortress Energy, Inc., Expires 09/15/23, Strike Price $40.00	(16,000)	(160)	(2,240)
New Fortress Energy, Inc., Expires 12/15/23, Strike Price $35.00	(16,000)	(160)	(20,800)
NuStar Energy LP, Expires 09/15/23, Strike Price $17.50	(222,000)	(2,220)	(159,840)
NuStar Energy LP, Expires 12/15/23, Strike Price $20.00	(125,000)	(1,250)	(23,750)
Plains All American Pipeline LP, Expires 08/18/23, Strike Price $14.00	(5,400)	(54)	(4,914)
Plains All American Pipeline LP, Expires 11/17/23, Strike Price $14.00	(101,000)	(1,010)	(126,250)
Plains All American Pipeline LP, Expires 11/17/23, Strike Price $15.00	(101,000)	(1,010)	(60,600)
Targa Resources Corp., Expires 08/18/23, Strike Price $80.00	(21,000)	(210)	(60,480)
Targa Resources Corp., Expires 10/20/23, Strike Price $85.00	(11,000)	(110)	(28,600)
Western Midstream Partners LP, Expires 08/18/23, Strike Price $28.00	(100,900)	(1,009)	(86,774)
Williams Cos., Inc. (The), Expires 09/15/23, Strike Price $33.00	(31,000)	(310)	(59,210)
Written Put Options
Energy Transfer LP, Expires 08/04/23, Strike Price $12.50	(100,000)	(1,000)	(2,000)

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2023 (unaudited)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Put Options (continued)
Energy Transfer LP, Expires 08/04/23, Strike Price $13.00	(110,000)	(1,100)	$(5,500)
Energy Transfer LP, Expires 08/11/23, Strike Price $12.50	(102,000)	(1,020)	(3,060)
Kinder Morgan, Inc., Expires 08/04/23, Strike Price $16.50	(100,000)	(1,000)	0
Magellan Midstream Partners LP, Expires 08/18/23, Strike Price $57.50	(75,000)	(750)	(5,625)
Magellan Midstream Partners LP, Expires 08/18/23, Strike Price $60.00	(1,000)	(10)	(150)
Magellan Midstream Partners LP, Expires 10/20/23, Strike Price $57.50	(26,000)	(260)	(7,150)
New Fortress Energy, Inc., Expires 08/18/23, Strike Price $35.00	(50,000)	(500)	(6,000)
Plains All American Pipeline LP, Expires 08/04/23, Strike Price $14.50	(101,000)	(1,010)	(9,090)
Williams Cos., Inc. (The), Expires 08/04/23, Strike Price $33.00	(100,000)	(1,000)	(7,000)
Williams Cos., Inc. (The), Expires 08/18/23, Strike Price $33.00	(50,000)	(500)	(10,000)
Total Written Options - (0.3)%
(Premiums Received $669,338)			$(969,508)

*	Non-income producing security.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2023 was $338,463,539.
(2)	Subject to written call options.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$426,563,001	$—	$—	$426,563,001
Preferred Stocks	1,352,202	—	—	1,352,202
Total	$427,915,203	$—	$—	$427,915,203
Liability Valuation Inputs
Written Options	$969,508	$—	$—	$969,508
Total	$969,508	$—	$—	$969,508